T. ROWE PRICE Growth Stock Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.3%
COMMUNICATION SERVICES 11.1%
Entertainment 2.3%
Netflix (1) 1,371,613 473,865
Sea, ADR (1) 2,475,109 214,221
Spotify Technology (1) 2,791,918 373,056
1,061,142
Interactive Media & Services 7.9%
Alphabet, Class A (1) 19,333,263 2,005,439
Alphabet, Class C (1) 5,634,253 585,962
Match Group (1) 3,138,617 120,492
Meta Platforms, Class A (1) 3,507,407 743,360
Pinterest, Class A (1) 9,248,831 252,216
3,707,469
Media 0.5%
Trade Desk, Class A (1) 3,666,618 223,334
223,334
Wireless Telecommunication Services 0.4%
T-Mobile U.S. (1) 1,415,300 204,992
204,992
Total Communication Services 5,196,937
CONSUMER DISCRETIONARY 15.3%
Automobile Components 0.1%
Mobileye Global, Class A (1) 625,617 27,070
27,070
Automobiles 3.6%
Ferrari  2,459,607 666,406
Rivian Automotive, Class A (1)(2) 28,728,327 444,715
Tesla (1) 2,743,301 569,125
1,680,246
Broadline Retail 5.6%
Amazon.com (1) 23,227,636 2,399,183
Coupang (1) 14,045,220 224,723
2,623,906
Diversified Consumer Services 0.1%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $44,697
(INR) (1)(3)(4) 28,035 69,079
69,079
Hotels, Restaurants & Leisure 3.7%
Booking Holdings (1) 159,498 423,054

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chipotle Mexican Grill (1) 242,285 413,893
Expedia Group (1) 1,918,933 186,194
Las Vegas Sands (1) 7,711,028 442,998
Wynn Resorts (1) 2,341,701 262,060
1,728,199
Leisure Products 0.2%
Peloton Interactive, Class A (1) 8,677,916 98,408
98,408
Specialty Retail 1.7%
Floor & Decor Holdings, Class A (1) 1,960,522 192,563
Ross Stores  5,915,775 627,841
820,404
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica (1) 370,141 134,802
134,802
Total Consumer Discretionary 7,182,114
CONSUMER STAPLES 1.8%
Beverages 0.5%
Constellation Brands, Class A  1,080,212 244,009
244,009
Consumer Staples Distribution & Retail 0.0%
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $20,584 (1)(3)(4) 444,245 16,437
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $1,075 (1)(3)(4) 23,209 859
17,296
Household Products 0.7%
Procter & Gamble  2,258,523 335,820
335,820
Personal Care Products 0.6%
Estee Lauder, Class A  1,086,573 267,797
267,797
Total Consumer Staples 864,922
FINANCIALS 9.0%
Financial Services 8.2%
Adyen (EUR) (1) 53,588 85,389
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $176,501 (1)(3)(4) 46,308,995 94,007
Fiserv (1) 6,643,490 750,914
Global Payments  1,095,461 115,286
Mastercard, Class A  3,372,291 1,225,524

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
One97 Communications (INR) (1) 3,862,780 29,804
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)(3)(4) 1,489,660 29,987
Visa, Class A  6,639,972 1,497,048
3,827,959
Insurance 0.8%
Chubb  1,816,779 352,782
352,782
Total Financials 4,180,741
HEALTH CARE 12.6%
Biotechnology 1.0%
Argenx, ADR (1) 701,762 261,462
Vertex Pharmaceuticals (1) 709,083 223,411
484,873
Health Care Equipment & Supplies 2.4%
Align Technology (1) 388,647 129,862
Insulet (1) 273,513 87,240
Intuitive Surgical (1) 2,404,846 614,366
Stryker  1,022,913 292,011
1,123,479
Health Care Providers & Services 6.2%
Cigna Group  1,286,424 328,720
HCA Healthcare  1,234,712 325,569
Humana  1,019,472 494,913
McKesson  633,432 225,533
UnitedHealth Group  3,233,468 1,528,105
2,902,840
Life Sciences Tools & Services 0.7%
Avantor (1) 8,131,159 171,893
Danaher  540,763 136,294
308,187
Pharmaceuticals 2.3%
AstraZeneca, ADR  1,661,228 115,306
Eli Lilly  2,293,389 787,596
Zoetis  981,243 163,318
1,066,220
Total Health Care 5,885,599
INDUSTRIALS & BUSINESS SERVICES 4.1%
Aerospace & Defense 0.9%
Airbus (EUR)  3,299,036 440,644
440,644

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 0.5%
FedEx  1,034,675 236,413
236,413
Commercial Services & Supplies 0.3%
Cintas  282,105 130,524
130,524
Ground Transportation 0.5%
Old Dominion Freight Line  721,910 246,056
246,056
Industrial Conglomerates 1.3%
Roper Technologies  1,329,475 585,886
585,886
Professional Services 0.6%
TransUnion  4,666,681 289,987
289,987
Total Industrials & Business Services 1,929,510
INFORMATION TECHNOLOGY 41.2%
Communications Equipment 0.0%
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,867 (1)(3)(4) 219,911 4,223
4,223
Electronic Equipment, Instruments & Components 1.5%
Teledyne Technologies (1) 1,584,700 708,931
708,931
IT Services 0.9%
Accenture, Class A  766,999 219,216
MongoDB (1) 346,943 80,879
Shopify, Class A (1) 2,520,300 120,823
420,918
Semiconductors & Semiconductor Equipment 9.3%
Advanced Micro Devices (1) 8,729,605 855,589
ASML Holding  1,471,806 1,001,873
Lam Research  557,950 295,780
Marvell Technology  4,763,707 206,269
NVIDIA  7,238,828 2,010,729
4,370,240
Software 19.5%
Atlassian, Class A (1) 699,425 119,721
Canva, Acquisition Date: 12/17/21 - 12/22/21, Cost $60,709 (1)
(3)(4) 35,624 19,657
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(3)(4) 81,931 27,033

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ceridian HCM Holding (1) 2,682,089 196,382
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $163,800 (1)(3)(4) 252,548 174,422
Intuit  2,566,909 1,144,405
Microsoft  21,382,646 6,164,617
Salesforce (1) 3,213,333 641,960
ServiceNow (1) 1,448,099 672,961
9,161,158
Technology Hardware, Storage & Peripherals 10.0%
Apple  28,437,090 4,689,276
4,689,276
Total Information Technology 19,354,746
MATERIALS 0.7%
Chemicals 0.7%
Linde  936,828 332,986
Total Materials 332,986
Total Miscellaneous Common Stocks  0.5% (5) 216,821
Total Common Stocks (Cost $23,418,142) 45,144,376
CONVERTIBLE BONDS 0.0%
Redwood Materials, 3/15/27, Acquisition Date: 6/17/22 - 7/19/22,
Cost $3,270 (1)(3)(4) 3,270,005 3,270
Total Convertible Bonds (Cost $3,270) 3,270
CONVERTIBLE PREFERRED STOCKS 2.3%
COMMUNICATION SERVICES 0.8%
Interactive Media & Services 0.8%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $107,809 (1)
(3)(4) 2,187,317 366,047
Total Communication Services 366,047
CONSUMER DISCRETIONARY 0.2%
Diversified Consumer Services 0.2%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,207 (INR) (1)(3)(4) 38,994 96,082
Total Consumer Discretionary 96,082
CONSUMER STAPLES 0.1%
Consumer Staples Distribution & Retail 0.1%
Maplebear DBA Instacart, Series A, Acquisition Date: 11/18/20,
Cost $3,902 (1)(3)(4) 63,959 2,367

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $43,633 (1)(3)(4) 907,275 33,569
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $16,927 (1)(3)(4) 135,412 5,010
Total Consumer Staples 40,946
INFORMATION TECHNOLOGY 1.0%
Software 1.0%
Canva, Series A, Acquisition Date: 12/17/21, Cost $2,399 (1)(3)(4) 1,408 777
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $995 (1)(3)(4) 584 322
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $99 (1)(3)(4) 58 32
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $90,023 (1)(3)(4) 243,443 80,324
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $77,826 (1)
(3)(4) 415,548 27,264
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(3)(4) 4,605,200 93,624
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(3)(4) 2,619,004 53,244
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(3)(4) 6,914,757 95,977
Nuro, Series D, Acquisition Date: 10/29/21, Cost $33,950 (1)(3)(4) 1,628,640 22,605
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(3)(4) 1,337,376 48,159
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)(3)
(4) 640,558 30,222
Total Information Technology 452,550
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(3)(4) 1,538,629 77,901
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)(3)
(4) 1,320,595 41,163
Total Materials 119,064
Total Convertible Preferred Stocks (Cost $1,008,442) 1,074,689
PREFERRED STOCKS 1.4%
CONSUMER DISCRETIONARY 1.0%
Automobiles 1.0%
Dr. Ing. h.c. F. Porsche (EUR) (1) 3,717,710 477,165
Total Consumer Discretionary 477,165

T. ROWE PRICE Growth Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 0.4%
Life Sciences Tools & Services 0.4%
Sartorius (EUR)  464,219 195,648
Total Health Care 195,648
Total Preferred Stocks (Cost $461,744) 672,813
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.82% (6)(7) 13,240,950 13,241
Total Short-Term Investments (Cost $13,241) 13,241
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.82% (6)(7) 3,143,815 3,144
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 3,144
Total Securities Lending Collateral (Cost $3,144) 3,144
Total Investments in Securities 100.0%
(Cost $24,907,983) $ 46,911,533
Other Assets Less Liabilities 0.0% 8,169
Net Assets 100.0% $ 46,919,702
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,513,663 and represents 3.2% of net assets.
(4) Level 3 in fair value hierarchy.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE Growth Stock Fund

.
.
.
.
.
.
.
.
.
.
ADR American Depositary Receipts
EUR Euro
INR Indian Rupee

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 4,445++
Totals $ —# $ — $ 4,445+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 1,838,522  ¤  ¤ $ 16,385
Total $ 16,385^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,445 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,385.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Growth Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Growth Stock Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $(62,972,000) for the period ended
March 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 44,152,835 $ 555,837 $ 435,704 $ 45,144,376
Convertible Bonds — — 3,270 3,270
Convertible Preferred Stocks — — 1,074,689 1,074,689
Preferred Stocks — 672,813 — 672,813
Short-Term Investments 13,241 — — 13,241
Securities Lending Collateral 3,144 — — 3,144
Total $ 44,169,220 $ 1,228,650 $ 1,513,663 $ 46,911,533
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period Total Sales
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 440,970 $ 3,399 $ (8,665) $ 435,704
Convertible Bonds 3,270 — — 3,270
Convertible Preferred Stocks 1,143,324 (68,635) — 1,074,689
Total $ 1,587,564 $ (65,236) $ (8,665) $ 1,513,663

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 435,704 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
3.4x
– 11.8x
4.4x Increase
Sales growth
rate
27%
– 54%
44% Increase
Projected
enterprise
value to sales
multiple
9.7x
– 14.7x
12.2x Increase
Enterprise
value to gross
profit multiple
8.7x
– 15.0x
11.7x Increase
Gross profit
growth rate
23%
– 49%
39% Increase
Projected
enterprise
value to gross
profit multiple
13.3x
– 18.9x
16.1x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Gross
merchandise
value growth
rate
13% 13% Increase
Enterprise
value to
EBITDA
multiple
17.4x
– 27.9x
22.7x Increase

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
EBITDA
growth rate
34% 34% Increase
Price-to-
earnings
multiple
7.4x
– 17.5x
12.5x Increase
Dividend Yield 5.0% 5.0% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$ 3,270 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 1,074,689 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.3x
– 11.8x
4.7x Increase
Sales growth
rate
27%
– 100%
51% Increase
Enterprise
value to gross
profit multiple
6.1x
– 15.0x
7.2x Increase
Gross profit
growth rate
23%
– 49%
47% Increase
Projected
enterprise
value to sales
multiple
1.5x
- 15.3x
7.7x Increase
Projected
enterprise
value to gross
profit multiple
13.3x
- 18.9x
16.1x Increase

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
17.4x
- 27.9x
22.7x Increase
EBITDA
growth rate
34% 34% Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
- 0.5x
0.4x Increase
Gross
merchandise
value growth
rate
13%
– 28%
21% Increase
Discount rate
for cost of
capital
25%
- 30%
26% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Discounted
cash flow
Long-term
free cash flow
margin
27% 27% Increase
Long-term
free cash flow
growth rate
3% 3% Increase

T. ROWE PRICE Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
25% 25% Decrease

T. ROWE PRICE Growth Stock Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F40-054Q1 03/23